Summary of Significant Accounting Policies - Narrative (Details) (USD $)	3 Months Ended				12 Months Ended					2 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 EZ Concepts Surgical Device Corporation [Member]	Dec. 31, 2010 EZ Concepts Surgical Device Corporation [Member]	Dec. 31, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Oct. 26, 2011 CCI® Evolution Mobile Bearing Total Ankle Replacement [Member]	Dec. 31, 2011 Stocking Distributor in Turkey [Member]	Dec. 31, 2011 Stocking Distributor in Turkey [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2009 Stocking Distributor in Turkey [Member] Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 PROFEMUR Titanium Modular Neck Product [Member]	Dec. 31, 2011 Graftjacket Products [Member]
Summary of Significant Accounting Policies [Abstract]
Provision for Doubtful Accounts					$ (453,000)	$ 1,073,000	$ 5,339,000					$ 600,000	$ 6,200,000	$ 5,600,000
Inventory write-down					16,700,000	9,300,000	12,500,000
Product liability accrual, net	23,700,000				23,700,000	1,800,000									23,300,000
Deferred revenue	200,000				200,000	300,000
Allowance for sales returns	500,000				500,000	600,000
Write-off of cumulative translation adjustment (CTA) balances							2,643,000
Minimum pension liability	2,300,000				2,300,000	2,200,000
Stock-based compensation expense					9,108,000	13,177,000	13,191,000
Contingent consideration potential cash payment								400,000			1,300,000
Contingent consideration at fair value									400,000		1,300,000
Contingent consideration at fair value, current											100,000
Contingent consideration at fair value, noncurrent											1,200,000
Increase in instruments with level 3 valuations										1,300,000
Loss recognized in earnings related to the change in fair value of the contingent consideration										15,000
Gain (loss) on foreign currency contracts not designated as hedging instruments					(900,000)	(2,600,000)	700,000
Trademark license agreement, total consideration																8,500,000
Trademark license agreement, portion received immediately																5,500,000
Trademark license agreement, remaining amount receivable																3,000,000
Trademark revenue, period for recognition																12 years
Inventory Write Down, Restructuring	$ 571,000	$ 1,900,000	$ 0	$ 0	$ 2,471,000	$ 0	$ 0